COMMON STOCK (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	150,000,000		150,000,000	150,000,000
Common stock, shares at par value	$ 0.01		$ 0.01	$ 0.01
Common stock, Shares issued	10,699,990		4,437,346	3,854,400	1,720,000
Common stock, Shares outstanding	10,699,990		4,437,346	3,854,400
Common stock shares Issued in exchange of services			95,332	138,000	265,000
Common stock shares value			$ 153,464
Selling, General and Administrative expense	6,590,206	4,702,325	153,464	449,000	466,000
Stock issued in exchange for services	7,450	7,033
Fair value of stock issued in exchange for services	89,970	118,465	153,464	448,940	935,144
January [Member]
Common Stock public offering	1,567,833
Shares sold pursuant to over-allotment	204,500
Share sale price	$ 7.50
Net proceeds from sale of shares in public offering	10,626,000
June [Member]
Common Stock public offering	4,628,750
Shares sold pursuant to over-allotment	603,750
Share sale price	$ 2.70
Net proceeds from sale of shares in public offering	$ 11,338,000